Equity-based compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liquidation value	$ 0
PICU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fare value per unit	$ 442.30	$ 0.00
Compensation expense	$ 30,961.00	$ 0.00
Unrecognized compensation cost	2,654
Net proceeds from issue of share	99,960
Fair value of units vested during the period	$ 130,921	$ 0
PICU | Unvested restricted common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, unvested	8,359	12,485